Schedule of derivative instruments not designated in qualifying hedging relationships (Detail) (Not Designated as Hedging Instrument [Member])	Sep. 29, 2013 gal	Dec. 30, 2012 gal Derivative
Commodity Contracts Corn [Member]
Financial Instrument [Line Items]
Number of Instruments		2
Notional Amount		765,000
Price/Index, Floor Price		7.82
Price/Index, Cap Price		7.85
Diesel Fuel Contracts [Member]
Financial Instrument [Line Items]
Number of Instruments	2	4
Notional Amount	2,016,158	8,712,304
Price/Index, Floor Price	3.75	3.64
Price/Index, Cap Price	3.93	4.09